Contract revenues, A-syn and TDP-43 PET tracers - 2016 agreement with Biogen (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Obligation	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Contract revenues [Abstract]
Recognized revenues	SFr 0	SFr 15,431	SFr 110,456
2016 Agreement with Biogen [Member]
Contract revenues [Abstract]
Recognized revenues	SFr 0	0	1,063
A-syn and TDP-43 PET Tracers [Member] | 2016 Agreement with Biogen [Member]
Contract revenues [Abstract]
Number of performance obligations identified | Obligation	2
Recognized revenues	SFr 0	SFr 0	SFr 1,100